RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Restructuring, Integration and Acquisition costs [Abstract]
Impairment of non-financial assets – net	$ 58.9	$ 5.2
Severances and other employee related costs	13.2	33.9
Integration and acquisition costs	0.0	11.5
Other costs	12.3	5.9
Restructuring, integration and acquisition costs	$ 84.4	$ 56.5